USAA(R) logo appears here.




                               USAA AGGRESSIVE
                                          GROWTH Fund



                                      [Picture appears here.]



                               Semiannual Report

--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            11

      FINANCIAL INFORMATION

         Portfolio of Investments                                     12

         Notes to Portfolio of Investments                            22

         Statement of Assets and Liabilities                          23

         Statement of Operations                                      24

         Statements of Changes in Net Assets                          25

         Notes to Financial Statements                                26

2

USAA
--------------------------------------------------------------------------------
                         Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                      MONEY MARKET                 INDEX
--------------------------------------------------------------------------------

    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust    Nasdaq-100 Index

    First Start Growth           State Money Market           S&P 500 Index

         Growth              --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income         --------------------------------------------------

      Income Stock                  GNMA Trust              Balanced Strategy

      International           High-Yield Opportunities     Cornerstone Strategy

Precious Metals and Minerals          Income             Growth and Tax Strategy

  Science & Technology         Intermediate-Term Bond        Growth Strategy*

     Small Cap Stock              Short-Term Bond           Income Strategy*

         Value               ---------------------------
                                   TAX-EXEMPT BOND
      World Growth           ---------------------------

                                     Long-Term

                                 Intermediate-Term

                                    Short-Term

                                 State Bond/Income      *CLOSED TO NEW INVESTORS

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours

               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA AGGRESSIVE GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                               "
                                     THE MORE THINGS CHANGE,

                                   THE MORE THEY STAY THE SAME.
                                               "


               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slowdowns in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.


               Sincerely,


               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA AGGRESSIVE GROWTH FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of companies with the prospect of rapidly growing earnings.

--------------------------------------------------------------------------------
                                       1/31/02               7/31/01
--------------------------------------------------------------------------------
 Net Assets                         $980.3 Million       $1,156.4 Million
 Net Asset Value Per Share              $27.01                $31.29


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/02
--------------------------------------------------------------------------------
    7/31/01 to 1/31/02*        1 YEAR           5 YEARS          10 YEARS
         -13.68%              -38.22%            4.04%            8.55%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.



               TOTAL  RETURN  EQUALS  INCOME  YIELD PLUS SHARE PRICE  CHANGE AND
               ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DIS-TRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS.
               INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund, the S&P 500 Index, the Russell 2000(R) Index, the Lipper Mid-Cap Growth Funds Average, and the Lipper Mid-Cap Growth Funds Index for the period of 01/31/1992 through 01/31/2002. The data points from the graph are as follows:

                USAA                   RUSSELL      LIPPER MID-      LIPPER MID-
             AGGRESSIVE     S&P 500     2000(R)     CAP GROWTH      CAP GROWTH
             GROWTH FUND     INDEX       INDEX     FUNDS AVERAGE    FUNDS INDEX
             -----------    -------     -------    -------------    -----------

01/31/92      $10,000       $10,000     $10,000       $10,000         $10,000
07/31/92        8,423        10,534       9,585         9,253           9,051
01/31/93        9,552        11,056      11,324        10,837          10,571
07/31/93        9,131        11,452      11,833        11,189          10,592
01/31/94       10,471        12,478      13,430        12,818          12,205
07/31/94        9,035        12,042      12,379        11,523          10,712
01/31/95        9,899        12,543      12,623        12,252          11,753
07/31/95       13,551        15,181      15,471        15,712          15,276
01/31/96       15,234        17,387      16,403        16,786          16,471
07/31/96       16,418        17,694      16,539        17,162          16,892
01/31/97       18,634        21,964      19,512        19,943          19,295
07/31/97       19,702        26,915      22,062        22,045          20,619
01/31/98       19,332        27,873      23,038        22,082          20,551
07/31/98       20,472        32,111      22,573        23,348          21,656
01/31/99       26,085        36,934      23,115        25,145          24,799
07/31/99       29,304        38,598      24,245        26,769          27,074
01/31/00       46,159        40,753      27,216        37,208          40,338
07/31/00       45,922        42,058      27,584        39,013          41,032
01/31/01       36,774        40,386      28,222        34,719          34,889
07/31/01       26,319        36,035      27,112        28,252          28,549
01/31/02       22,719        33,870      27,206        26,191          26,130


               DATA FROM 1/31/92 THROUGH 1/31/02.



               See the following page for benchmark definitions.



               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

8

....CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                  - The S&P 500  Index,  an  unmanaged  index  representing  the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                  - The Russell  2000(R)  Index, a widely  recognized  unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index.

                  - The  Lipper  Mid-Cap   Growth  Funds  Average,   an  average
                    performance level of all mid-cap growth funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                  - The Lipper  Mid-Cap  Growth  Funds  Index,  which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

MANAGERS'
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund



[Photograph of the Portfolio Managers
 from left to right: Eric M. Efron, CFA,
 and John K. Cabell, Jr., CFA, appears
 here.]



--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM IN THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002?

               The USAA Aggressive Growth Fund had a total return of -13.68%, compared with a return of -8.47% for funds in the Lipper Mid-Cap Growth Funds Index.

WHAT CAUSED THE FUND TO UNDERPERFORM?

               It was a difficult environment given the economy and the events of September 11, 2001, and the Fund was hurt by its exposure to communications and technology. However, we had begun taking steps prior to September 11 to reduce the Fund's holdings in these sectors in an effort to avoid the huge up-and-down moves we've seen in the past few years. While the Fund continues to focus on high-growth companies, we are doing so in a more diversified way, specifically with new investments in financials, services, transportation, and food stocks.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 8 FOR THE LIPPER MID-CAP GROWTH FUNDS INDEX DEFINITION.

10

....CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


CAN YOU GIVE SOME EXAMPLES OF HOW YOU'VE REDUCED VOLATILITY?

               A good example is biotechnology. It's still our largest weighting at 11% of the portfolio, but this is down from 17% at the beginning of the period. At the same time, we have added to business services through investments in companies such as SunGard Data Systems, DeVry, and KPMG Consulting. These tend to be less volatile in terms of revenue and earnings patterns. Overall, we are investing in companies with more visible earnings streams, established track records, more mature business models, and more seasoned management teams. We think that, over time, this may provide more consistent returns for investors in the Fund.

WHAT'S YOUR STANCE WITH REGARD TO TECHNOLOGY AND HEALTH CARE?

               In September, we increased our exposure to personal computer companies, initiating holdings in Microsoft and Dell Computer, given our positive view of the potential for a PC upgrade cycle. We've moved some assets from telecommunications, where earnings visibility remains poor. We remain overweight in health care given positive demographic trends.

ARE YOU OPTIMISTIC ABOUT THE MARKET, LOOKING AHEAD?

               Yes, but considering what we believe will be a slowly evolving recovery, we're likely to have market volatility that decreases with the passage of time as earnings improve. Our weightings reflect a positive view of the economy, society, and the companies we own. We appreciate the continued support of the Fund's shareholders and are confident in our ability to deliver competitive returns over the long term.

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


-----------------------------------------------
                TOP 10 HOLDINGS
               (% of Net Assets)
-----------------------------------------------

IDEC Pharmaceuticals Corp.                 4.1%

Chico's FAS, Inc.                          2.5%

99 Cents Only Stores                       2.3%

Dollar Tree Stores, Inc.                   2.0%

Express Scripts, Inc.                      2.0%

Accredo Health, Inc.                       1.9%

Biovail Corp.                              1.9%

King Pharmaceuticals, Inc.                 1.5%

Atlantic Coast Airlines Holdings, Inc.     1.4%

Everest RE Group Ltd.                      1.4%

-----------------------------------------------


-----------------------------------------------
               TOP 10 INDUSTRIES*
               (% of Net Assets)
-----------------------------------------------

Biotechnology                             10.5%

Health Care Distributors & Services        9.3%

Pharmaceuticals                            6.2%

Semiconductors                             5.2%

Specialty Stores                           4.4%

General Merchandise Stores                 4.3%

Application Software                       4.0%

Apparel Retail                             3.4%

Telecommunication Equipment                3.3%

Restaurants                                3.1%

-----------------------------------------------
*Excludes money market instruments.


YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-21.

12

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (98.7%)

                ADVERTISING (0.3%)
       59,700   TMP Worldwide, Inc.*                                    $  2,541
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE (0.2%)
       55,400   Triumph Group, Inc.*                                       1,878
--------------------------------------------------------------------------------
                AIRLINES (1.4%)
      500,000   Atlantic Coast Airlines Holdings, Inc.*                   13,675
--------------------------------------------------------------------------------
                APPAREL & ACCESSORIES (1.6%)
      234,000   Coach, Inc.*                                              10,799
      165,000   Columbia Sportswear Co.*                                   5,079
--------------------------------------------------------------------------------
                                                                          15,878
--------------------------------------------------------------------------------
                APPAREL RETAIL (3.4%)
      200,000   Abercrombie & Fitch Co. "A"*                               5,310
      825,000   Chico's FAS, Inc.*                                        24,709
      100,000   Hot Topic, Inc.*                                           3,352
--------------------------------------------------------------------------------
                                                                          33,371
--------------------------------------------------------------------------------
                APPLICATION SOFTWARE (4.0%)
      139,300   Agile Software Corp.*                                      2,032
      150,000   Barra, Inc.*                                               8,357
      105,500   BEA Systems, Inc.*                                         1,913
       90,700   HNC Software, Inc.*                                        1,483
       89,900   Jack Henry & Associates, Inc.                              1,958
      158,300   Liberate Technologies, Inc.*                               1,317
       83,400   Mercury Interactive Corp.*                                 3,178
        8,500   Nassda Corp.*                                                146
      133,000   Nuance Communications, Inc.*                               1,049
       83,300   Numerical Technologies, Inc.*                              1,209
      100,400   OpenTV Corp. "A"*                                            617
       71,200   Precise Software Solutions Ltd.*                           1,776
      207,900   Rational Software Corp.*                                   4,881
       86,700   Siebel Systems, Inc.*                                      3,068
      129,000   SpeechWorks International, Inc.*                           1,587
      188,300   TIBCO Software, Inc.*                                      3,015
      200,500   Ulticom, Inc.*                                             1,738
--------------------------------------------------------------------------------
                                                                          39,324
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                BANKS (1.0%)
      150,000   SouthTrust Corp.                                        $  3,696
      100,000   Wilmington Trust Corp.                                     6,468
--------------------------------------------------------------------------------
                                                                          10,164
--------------------------------------------------------------------------------
                BIOTECHNOLOGY (10.5%)
       50,000   Celgene Corp.*                                             1,371
       20,000   Cephalon, Inc.*                                            1,312
      123,200   Charles River Laboratories International, Inc.*            3,764
      113,200   Genentech, Inc.*                                           5,598
      200,000   Genzyme Corp.*                                             9,122
       60,000   Gilead Sciences, Inc.*                                     3,925
      150,000   Human Genome Sciences, Inc.*                               4,219
      670,000   IDEC Pharmaceuticals Corp.*                               39,838
      110,000   Invitrogen Corp.*                                          5,893
      144,200   Medarex, Inc.*                                             2,136
      250,000   MedImmune, Inc.*                                          10,592
      200,000   Millennium Pharmaceuticals, Inc.*                          3,802
       88,000   Protein Design Labs, Inc.*                                 1,959
      300,000   Techne Corp.*                                              9,213
--------------------------------------------------------------------------------
                                                                         102,744
--------------------------------------------------------------------------------
                BROADCASTING & CABLE TV (1.3%)
       66,700   Clear Channel Communications, Inc.*                        3,071
      125,000   Hispanic Broadcasting Corp.*                               2,943
      269,800   Liberty Media Corp. "A"*                                   3,507
      156,300   Radio One, Inc. "D"*                                       2,737
--------------------------------------------------------------------------------
                                                                          12,258
--------------------------------------------------------------------------------
                CASINOS & GAMING (0.6%)
       50,000   Argosy Gaming Co.*                                         1,849
       60,000   International Game Technology, Inc.*                       3,948
--------------------------------------------------------------------------------
                                                                           5,797
--------------------------------------------------------------------------------
                COMPUTER HARDWARE (0.6%)
      222,200   Dell Computer Corp.*                                       6,108
--------------------------------------------------------------------------------

14

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                CONSTRUCTION & ENGINEERING (0.3%)
      225,000   Quanta Services, Inc.*                                  $  2,981
--------------------------------------------------------------------------------
                CONSUMER FINANCE (0.9%)
       64,000   AmeriCredit Corp.*                                         1,427
      100,000   Countrywide Credit Industries, Inc.                        3,975
      100,000   Doral Financial Corp.                                      3,540
--------------------------------------------------------------------------------
                                                                           8,942
--------------------------------------------------------------------------------
                DATA PROCESSING SERVICES (0.2%)
       81,096   MedQuist, Inc.*                                            2,307
--------------------------------------------------------------------------------
                DIVERSIFIED COMMERCIAL SERVICES (1.8%)
       80,000   Advisory Board Co.*                                        2,622
       87,600   ARAMARK Corp. "B"*                                         2,234
      126,700   DeVry, Inc.*                                               3,866
      200,000   NCO Group, Inc.*                                           4,516
      113,400   Weight Watchers International, Inc.*                       4,394
--------------------------------------------------------------------------------
                                                                          17,632
--------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES (1.8%)
      125,000   Citigroup, Inc.                                            5,925
      150,000   Principal Financial Group, Inc.*                           3,817
      200,000   SEI Investments Co.                                        8,076
--------------------------------------------------------------------------------
                                                                          17,818
--------------------------------------------------------------------------------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      181,800   Pemstar, Inc.*                                             2,000
       91,700   Wilson Greatbatch Technologies, Inc.*                      2,597
--------------------------------------------------------------------------------
                                                                           4,597
--------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
      273,200   DDI Corp.*                                                 2,951
      586,400   Flextronics International Ltd.*                           13,018
       58,400   Plexus Corp.*                                              1,422
      302,148   Sanmina-SCI Corp.*                                         4,435
      167,857   Solectron Corp.*                                           1,967
      127,800   Symbol Technologies, Inc.                                  1,981
--------------------------------------------------------------------------------
                                                                          25,774
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES (1.6%)
      104,300   Stericycle, Inc.*                                       $  5,945
      371,400   Waste Connections, Inc.*                                  10,028
--------------------------------------------------------------------------------
                                                                          15,973
--------------------------------------------------------------------------------
                GENERAL MERCHANDISE STORES (4.3%)
      630,000   99 Cents Only Stores*                                     22,434
      600,000   Dollar Tree Stores, Inc.*                                 19,806
--------------------------------------------------------------------------------
                                                                          42,240
--------------------------------------------------------------------------------
                HEALTH CARE DISTRIBUTORS & SERVICES (9.3%)
      383,750   Accredo Health, Inc.*                                     18,412
      326,400   AdvancePCS*                                               10,076
       78,400   Ameripath, Inc.*                                           2,350
       20,900   AMN Healthcare Services, Inc.*                               489
      420,700   Express Scripts, Inc.*                                    19,264
      150,000   Henry Schein, Inc.*                                        6,883
      120,000   ICON plc ADR*                                              3,144
       70,000   IMPATH, Inc.*                                              2,643
       22,000   Laboratory Corp. of America Holdings*                      1,791
      270,000   Omnicare, Inc.                                             5,927
      320,000   Priority Healthcare Corp. "B"*                             9,405
      250,000   Renal Care Group, Inc.*                                    7,732
      100,000   Specialty Laboratories, Inc.*                              2,651
       43,700   Unilab Corp.*                                                955
--------------------------------------------------------------------------------
                                                                          91,722
--------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT (1.2%)
       95,900   American Medical Systems Holdings, Inc.*                   1,983
      250,000   Apogent Technologies, Inc.*                                6,270
       74,000   Varian Medical Systems, Inc.*                              2,916
       34,400   Wright Medical Group, Inc.*                                  583
--------------------------------------------------------------------------------
                                                                          11,752
--------------------------------------------------------------------------------
                HEALTH CARE FACILITIES (1.5%)
      100,000   Amsurg Corp. "A"*                                          2,313
      107,600   Community Health Systems, Inc.*                            2,528

16

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
      225,000   Province Healthcare Co.*                                $  7,812
      113,000   United Surgical Partners*                                  1,966
--------------------------------------------------------------------------------
                                                                          14,619
--------------------------------------------------------------------------------
                HEALTH CARE SUPPLIES (0.2%)
       83,333   Sybron Dental Specialties, Inc.*                           1,623
--------------------------------------------------------------------------------
                HEAVY ELECTRICAL EQUIPMENT (0.1%)
       49,100   Global Power Equipment Group, Inc.*                          545
--------------------------------------------------------------------------------
                HOMEBUILDING (0.4%)
       70,000   Lennar Corp.                                               3,882
--------------------------------------------------------------------------------
                HOME IMPROVEMENT RETAIL (0.9%)
      175,000   Home Depot, Inc.                                           8,766
--------------------------------------------------------------------------------
                HOTELS (1.1%)
       81,200   Four Seasons Hotels, Inc.                                  3,572
      200,000   Orient Express Hotels Ltd. "A"*                            3,484
      100,000   Starwood Hotels & Resorts Worldwide, Inc.                  3,425
--------------------------------------------------------------------------------
                                                                          10,481
--------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.2%)
      127,900   Accenture Ltd. "A"*                                        3,297
       97,000   KPMG Consulting, Inc.*                                     1,610
       76,600   Maximus, Inc.*                                             2,708
      135,100   SunGard Data Systems, Inc.*                                4,052
--------------------------------------------------------------------------------
                                                                          11,667
--------------------------------------------------------------------------------
                INSURANCE BROKERS (0.5%)
       53,000   Arthur J. Gallagher & Co.                                  1,749
      100,000   Willis Group Holdings Ltd.*                                2,678
--------------------------------------------------------------------------------
                                                                           4,427
--------------------------------------------------------------------------------
                INTERNET SOFTWARE & SERVICES (2.5%)
       52,500   Check Point Software Technologies Ltd.*                    1,916
      268,600   DoubleClick, Inc.*                                         3,032
       67,000   Freemarkets, Inc.*                                         1,541

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
      130,100   Openwave Systems, Inc.*                                 $    842
      226,943   Retek, Inc.*                                               5,481
      315,970   VeriSign, Inc.*                                            9,751
       82,019   webMethods, Inc.*                                          1,936
--------------------------------------------------------------------------------
                                                                          24,499
--------------------------------------------------------------------------------
                LIFE & HEALTH INSURANCE (0.2%)
       64,800   Phoenix Companies, Inc.*                                   1,116
       41,500   Prudential Financial, Inc.*                                1,289
--------------------------------------------------------------------------------
                                                                           2,405
--------------------------------------------------------------------------------
                MANAGED HEALTH CARE (1.2%)
      100,000   Anthem, Inc.*                                              5,320
      252,100   Orthodontic Centers of America, Inc.*                      6,517
--------------------------------------------------------------------------------
                                                                          11,837
--------------------------------------------------------------------------------
                MEAT, POULTRY & FISH (0.3%)
      130,700   Smithfield Foods, Inc.*                                    2,902
--------------------------------------------------------------------------------
                NETWORKING EQUIPMENT (1.5%)
       82,000   Brocade Communications Systems, Inc.*                      2,985
      440,400   Cisco Systems, Inc.*                                       8,720
      164,300   Extreme Networks, Inc.*                                    2,290
       58,200   Juniper Networks, Inc.*                                      892
        5,800   NetScreen Technologies, Inc.*                                118
--------------------------------------------------------------------------------
                                                                          15,005
--------------------------------------------------------------------------------
                OIL & GAS EXPLORATION & PRODUCTION (2.1%)
      165,000   Apache Corp.                                               8,001
      128,000   Burlington Resources, Inc.                                 4,382
      125,000   EOG Resources, Inc.                                        4,249
      205,000   Ocean Energy, Inc.                                         3,477
--------------------------------------------------------------------------------
                                                                          20,109
--------------------------------------------------------------------------------
                OIL & GAS DRILLING (0.4%)
      100,000   CARBO Ceramics, Inc.                                       3,540
--------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                OIL & GAS EQUIPMENT & SERVICES (2.2%)
      150,000   Cal Dive International, Inc.*                           $  3,472
       90,000   Cooper Cameron Corp.*                                      3,828
      260,000   Grant Prideco, Inc.*                                       2,457
       50,000   Horizon Offshore, Inc.*                                      365
      150,000   Smith International, Inc.*                                 8,257
       75,000   Weatherford International, Inc.*                           2,887
--------------------------------------------------------------------------------
                                                                          21,266
--------------------------------------------------------------------------------
                PACKAGED FOODS (1.7%)
      200,000   Dean Foods Co.*                                           13,080
      100,000   Kraft Foods, Inc. "A"                                      3,706
--------------------------------------------------------------------------------
                                                                          16,786
--------------------------------------------------------------------------------
                PAPER PRODUCTS (0.2%)
       80,000   Georgia Pacific Corp.                                      2,000
--------------------------------------------------------------------------------
                PHARMACEUTICALS (6.2%)
       68,000   Allergan, Inc.                                             4,539
       63,300   American Pharmaceutical Partners, Inc.*                      975
      100,000   Andrx Group*                                               5,874
      400,000   Biovail Corp.*                                            18,792
      160,000   Elan Corp. plc ADR*                                        4,494
       80,000   Forest Laboratories, Inc.*                                 6,632
      125,000   Ivax Corp.*                                                2,438
      406,300   King Pharmaceuticals, Inc.*                               14,789
       75,000   Shire Pharmaceuticals Group plc ADR*                       2,618
--------------------------------------------------------------------------------
                                                                          61,151
--------------------------------------------------------------------------------
                PROPERTY & CASUALTY INSURANCE (2.8%)
      275,000   ACE Ltd.                                                  10,684
           90   Berkshire Hathaway, Inc. "A"*                              6,651
       20,000   Markel Corp.*                                              3,858
       27,000   Progressive Corp.                                          3,992
       22,000   XL Capital Ltd. "A"                                        1,938
--------------------------------------------------------------------------------
                                                                          27,123
--------------------------------------------------------------------------------
                PUBLISHING & PRINTING (0.2%)
      109,600   Gemstar-TV Guide International, Inc.*                      1,995
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                REINSURANCE (1.4%)
      200,000   Everest RE Group Ltd.                                   $ 13,740
--------------------------------------------------------------------------------
                RESTAURANTS (3.1%)
      118,000   Cheesecake Factory, Inc.*                                  4,236
      300,000   Krispy Kreme Doughnuts, Inc.*                             11,955
      225,000   P. F. Chang's China Bistro, Inc.*                         13,057
       50,000   Ruby Tuesday, Inc.                                         1,262
--------------------------------------------------------------------------------
                                                                          30,510
--------------------------------------------------------------------------------
                SEMICONDUCTOR EQUIPMENT (1.0%)
      181,100   Cymer, Inc.*                                               6,652
       73,100   LogicVision, Inc.*                                           804
       66,000   Novellus Systems, Inc.*                                    2,819
--------------------------------------------------------------------------------
                                                                          10,275
--------------------------------------------------------------------------------
                SEMICONDUCTORS (5.2%)
    1,193,600   Applied Micro Circuits Corp.*                             12,139
      179,300   ARM Holdings plc ADR*                                      2,573
       61,900   Broadcom Corp. "A"*                                        2,629
      134,800   Cree, Inc.*                                                2,580
      112,000   Exar Corp.*                                                2,632
       73,700   Marvell Technology Group Ltd.*                             2,958
      110,400   Microtune, Inc.*                                           2,381
      113,610   PMC-Sierra, Inc.*                                          2,712
      105,800   RF Micro Devices, Inc.*                                    1,937
      877,950   TranSwitch Corp.*                                          3,433
      711,600   Triquint Semiconductor, Inc.*                              7,835
      133,500   Virage Logic Corp.*                                        2,602
      358,000   Vitesse Semiconductor Corp.*                               4,529
--------------------------------------------------------------------------------
                                                                          50,940
--------------------------------------------------------------------------------
                SPECIALTY STORES (4.4%)
      250,000   Bed Bath & Beyond, Inc.*                                   8,645
      600,000   Copart, Inc.*                                             13,560
      360,000   Cost Plus, Inc.*                                           9,720
      250,000   Williams-Sonoma, Inc.*                                    11,500
--------------------------------------------------------------------------------
                                                                          43,425
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                SYSTEMS SOFTWARE (0.9%)
       85,900   Microsoft Corp.*                                        $  5,473
       83,100   VERITAS Software Corp.*                                    3,536
--------------------------------------------------------------------------------
                                                                           9,009
--------------------------------------------------------------------------------
                TELECOMMUNICATION EQUIPMENT (3.3%)
      166,700   Advanced Fibre Communications, Inc.*                       2,892
      165,900   Anaren Microwave, Inc.*                                    2,655
      180,000   CIENA Corp.*                                               2,286
       85,500   Comverse Technology, Inc.*                                 1,827
      415,376   JDS Uniphase Corp.*                                        2,908
       76,600   Polycom, Inc.*                                             2,680
      229,400   Powerwave Technologies, Inc.*                              4,230
      179,800   QUALCOMM, Inc.*                                            7,920
      183,000   UTStarcom, Inc.*                                           4,743
--------------------------------------------------------------------------------
                                                                          32,141
--------------------------------------------------------------------------------
                TRADING COMPANIES & DISTRIBUTORS (1.0%)
      140,000   Fastenal Co.                                               9,367
--------------------------------------------------------------------------------
                TRUCKING (0.4%)
       70,000   Heartland Express, Inc.*                                   2,453
       78,000   Knight Transportation, Inc.*                               1,833
--------------------------------------------------------------------------------
                                                                           4,286
--------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES (1.2%)
      181,300   Alamosa Holdings, Inc.*                                    1,204
      264,100   Dobson Communications Corp. "A"*                           1,651
      118,800   Leap Wireless International, Inc.*                         1,389
      188,000   Sprint Corp. - PCS Group*                                  3,079
      236,300   UbiquiTel, Inc.*                                             976
      254,400   US Unwired, Inc. "A"*                                      1,941
      172,700   Western Wireless Corp. "A"*                                1,566
--------------------------------------------------------------------------------
                                                                          11,806
--------------------------------------------------------------------------------
                 Total common stocks (cost: $725,801)                    967,603
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENT (1.1%)

      $10,501   General Electric Capital Corp., Commercial Paper,
                  1.93%, 2/01/2002 (cost: $10,501)                      $ 10,501
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS (COST: $736,302)                      $978,104
================================================================================

22

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------


         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets. Investments in foreign securities were 9.3% of net assets at January 31, 2002.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         * Non-income-producing security.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of
     $736,302)                                                      $  978,104
   Cash                                                                    145
   Collateral for securities loaned, at market value*                   65,856
   Receivables:
      Capital shares sold                                                  361
      Dividends                                                            104
      Securities sold                                                    3,921
      Other                                                                 27
                                                                    ----------
         Total assets                                                1,048,518
                                                                    ----------

LIABILITIES
   Payable upon return of securities loaned                             65,856
   Securities purchased                                                  1,246
   Capital shares redeemed                                                 376
   USAA Investment Management Company                                      318
   USAA Transfer Agency Company                                            261
   Accounts payable and accrued expenses                                   163
                                                                    ----------
         Total liabilities                                              68,220
                                                                    ----------
            Net assets applicable to capital shares outstanding     $  980,298
                                                                    ==========

REPRESENTED BY:
   Paid-in capital                                                  $1,074,081
   Accumulated undistributed net investment loss                        (3,981)
   Accumulated net realized loss on investments                       (331,604)
   Net unrealized appreciation of investments                          241,802
                                                                    ----------
            Net assets applicable to capital shares outstanding     $  980,298
                                                                    ==========
   *Including securities on loan of:                                $   64,235
                                                                    ==========
   Capital shares outstanding                                           36,294
                                                                    ==========
   Authorized shares of $.01 par value                                 105,000
                                                                    ==========
   Net asset value, redemption price, and offering price per share  $    27.01
                                                                    ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)

NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $2)            $     479
      Interest                                                         227
      Fee from securities loaned, net                                   48
                                                                 ---------
         Total income                                                  754
                                                                 ---------
   Expenses:
      Management fees                                                1,862
      Administrative and servicing fees                                753
      Transfer agent's fees                                          1,563
      Custodian's fees                                                 100
      Postage                                                          245
      Shareholder reporting fees                                        99
      Directors' fees                                                    2
      Registration fees                                                 29
      Professional fees                                                 37
      Other                                                             46
                                                                 ---------
         Total expenses                                              4,736
      Expenses paid indirectly                                          (1)
                                                                 ---------
         Net expenses                                                4,735
                                                                 ---------
            Net investment loss                                     (3,981)
                                                                 ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                               (164,917)
   Change in net unrealized appreciation/depreciation               10,736
                                                                 ---------
            Net realized and unrealized loss                      (154,181)
                                                                 ---------
Decrease in net assets resulting from operations                 $(158,162)
                                                                 =========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED),
AND YEAR ENDED JULY 31, 2001

                                                        1/31/2002    7/31/2001
                                                       -----------------------
FROM OPERATIONS

   Net investment loss                                 $   (3,981)  $   (7,988)
   Net realized loss on investments                      (164,917)    (166,688)
   Change in net unrealized appreciation/depreciation
      of investments                                       10,736     (691,495)
                                                       -----------------------
      Decrease in net assets resulting from operations   (158,162)    (866,171)
                                                       -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net realized gains                                           -      (66,355)

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               67,752      327,613
   Reinvested dividends                                         -       65,483
   Cost of shares redeemed                                (85,741)    (285,795)
                                                       -----------------------
      Increase (decrease) in net assets from capital
         share transactions                               (17,989)     107,301
                                                       -----------------------
Net decrease in net assets                               (176,151)    (825,225)

NET ASSETS

   Beginning of period                                  1,156,449    1,981,674
                                                       -----------------------
   End of period                                       $  980,298   $1,156,449
                                                       =======================
Accumulated undistributed net investment loss:
   End of period                                       $   (3,981)  $        -
                                                       =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                              2,489        7,563
   Shares issued for dividends reinvested                       -        1,121
   Shares redeemed                                         (3,155)      (6,892)
                                                       -----------------------
      Increase (decrease) in shares outstanding              (666)       1,792
                                                       =======================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements reduced expenses by $1,000.

28

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $166,687,000, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2002, were $234,986,000 and $256,361,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2002, were $348,122,000 and $106,320,000, respectively.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of

30

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


         the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments may be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2002, the Fund loaned securities having a fair value of approximately $64,235,000 and held collateral of $65,856,000 for the loans.


(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of the Fund's average net assets, which on an annual basis is equal to 0.50% of the first $200 million, 0.40% of that portion over $200 million but not over $300 million, and 0.33% of the portion over $300 million.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


               largest funds in the Lipper Mid-Cap Growth Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE       ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1           AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 1.00% to 4.00%           +/- 0.04%
         +/- 4.01% to 7.00%           +/- 0.05%
         +/- 7.01% and greater        +/- 0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Effective May 1, 2002, the annualized rate will be 0.25%.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Effective May 1, 2002, the annual charge per account will be $26.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                       YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------
                               2002         2001          2000          1999        1998         1997
                            --------------------------------------------------------------------------
Net asset value at
   beginning of period      $  31.29    $    56.35    $    38.23    $    31.62    $  32.82    $  27.88
Net investment loss             (.11)a        (.22)a        (.22)a        (.17)a      (.12)a      (.14)a
Net realized and
   unrealized gain (loss)      (4.17)       (22.97)        20.65         10.77        1.26        5.65
Distributions of realized
   capital gains                   -         (1.87)        (2.31)        (3.99)      (2.34)       (.57)
                            --------------------------------------------------------------------------
Net asset value at
   end of period            $  27.01    $    31.29    $    56.35    $    38.23    $  31.62    $  32.82
                            ==========================================================================
Total return (%)*             (13.68)       (42.69)        56.71         43.14        3.91       20.00
Net assets at
   end of period (000)      $980,298    $1,156,449    $1,981,674    $1,029,282    $736,450    $753,984
Ratio of expenses to
   average net assets (%)        .94b,c        .66c          .60           .72         .71         .74
Ratio of net investment
   loss to average
   net assets (%)               (.79)b        (.52)         (.42)         (.55)       (.38)       (.47)
Portfolio turnover (%)         23.76         23.06         33.07         35.18       83.32       57.15



  * Assumes reinvestment of all capital gain distributions during the period.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

34

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                UNDERWRITER,   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS   USAA.COM

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                                                                        Paper

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